INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES BENEFITS	Income tax expense (benefits)
	2022	2021
Current tax expense	$14,925	$9,024
Deferred tax expense (benefits)	-	-
	$14,925	$9,024

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES
	2022	2021
Loss before tax	$(268,351)	$(104,472)
Tax (credit) calculated at statutory tax rate (25%)	(67,087)	(26,118)
Valuation allowance	82,012	35,142
	$14,925	$9,024